Debt - Outstanding Principal Balances (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Total debt	$ 134,912	$ 146,972
Deferred finance fees	(1,492)	(1,871)
Net total debt	133,420	145,101
Current portion of deferred finance fees	(519)	(699)
Total current portion of long-term debt	15,138	15,103
Non-current portion of long-term debt	118,282	129,998
Loans Payable
Current portion of long-term debt	15,834	15,834
Current portion of deferred finance fees	(696)	(731)
Total current portion of long-term debt	15,138	15,103
Non-current portion of long-term debt	118,282	129,998
Nordea SEB Joint Bank Facility
Total debt	52,374	56,599
Nordea SEB Revolving Facility
Total debt	15,000	28,954
ABN CACIB Joint Bank Facility
Total debt	48,447	51,340
ABN AMRO Revolving Facility
Total debt	11,491	1,680
IYO Bank Facility
Total debt	$ 7,600	$ 8,400